Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2016
Registrant Name	dei_EntityRegistrantName	Federated MDT Series
Central Index Key	dei_EntityCentralIndexKey	0001363526
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2016
Prospectus Date	rr_ProspectusDate	Jun. 24, 2016